Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	ALGER INSTITUTIONAL FUNDS
Central Index Key	0000911415
Amendment Flag	false
Document Creation Date	Feb. 20, 2014
Document Effective Date	Feb. 28, 2014
Prospectus Date	Mar. 01, 2014
Alger Capital Appreciation Institutional Fund | Alger Capital Appreciation Institutional Fund Class I
Risk/Return:
Trading Symbol	ALARX
Alger Capital Appreciation Institutional Fund | Alger Capital Appreciation Institutional Fund Class R
Risk/Return:
Trading Symbol	ACARX
Alger Mid Cap Growth Institutional Fund | Alger MidCap Growth Institutional Fund Class I
Risk/Return:
Trading Symbol	ALMRX
Alger Mid Cap Growth Institutional Fund | Alger MidCap Growth Institutional Fund Class R
Risk/Return:
Trading Symbol	AGIRX
Alger Small Cap Growth Institutional Fund | Alger SmallCap Growth Institutional Fund Class I
Risk/Return:
Trading Symbol	ALSRX
Alger Small Cap Growth Institutional Fund | Alger SmallCap Growth Institutional Fund Class R
Risk/Return:
Trading Symbol	ASIRX
Class I Prospectus | Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class I
Risk/Return:
Trading Symbol	ALGRX
Class Z Prospectus | Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class Z
Risk/Return:
Trading Symbol	ALZFX
Class A, Class C Prospectus | Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class A
Risk/Return:
Trading Symbol	ALAFX
Class A, Class C Prospectus | Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class C
Risk/Return:
Trading Symbol	ALCFX